Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document Entity and Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Entity Registrant Name	CEDAR FAIR L P
Trading Symbol	Fun
Entity Central Index Key	0000811532
Entity Filer Category	Large Accelerated Filer